Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of interests in subsidiaries
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2019	Dec 31 2018
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Waterfront Shipping Company Limited [1]	Cayman Islands	Shipping	100%	100%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad	Production	63.1%	63.1%

[1]	Waterfront Shipping Company Limited has a controlling interest in multiple ocean going vessels owned through less than wholly-owned entities as disclosed in note 24.

[2]	Summarized financial information for the group's investment in Atlas is disclosed in note 6.

Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2019			Dec 31, 2018
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Current assets	$158,436	$25,471	$183,907	$158,903	$73,431	$232,334
Non-current assets	653,495	182,248	835,743	670,819	142,790	813,609
Current liabilities	(74,498)	(22,326)	(96,824)	(86,155)	(13,625)	(99,780)
Non-current liabilities	(156,058)	(153,842)	(309,900)	(170,034)	(165,766)	(335,800)
Net assets	581,375	31,551	612,926	573,533	36,830	610,363
Carrying amount of Methanex non-controlling interests	$278,780	$19,895	$298,675	$275,303	$21,325	$296,628

For the years ended December 31		2019			2018
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Revenue	$171,532	$36,500	$208,032	$404,936	$34,759	$439,695
Net and total comprehensive income	4,182	7,834	12,016	118,099	9,168	127,267
Net and total comprehensive income attributable to Methanex non-controlling interests	24,697	3,902	28,599	84,418	4,584	89,002
Equity contributions by non-controlling interests	$—	$—	$—	$—	$5	$5
Acquisition of non-controlling interests	—	(2,219)	(2,219)	—	—	—
Impact of adoption of IFRS 16	(3,355)	—	(3,355)	—	—	—
Distributions paid and accrued to non-controlling interests	$(17,865)	$(3,113)	$(20,978)	$(25,715)	$(11,006)	$(36,721)

For the years ended December 31		2019			2018
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Cash flows from (used in) operating activities	$68,022	$24,267	$92,289	$254,030	$21,556	$275,586
Cash flows from (used in) financing activities	(74,675)	(21,606)	(96,281)	(333,595)	62,382	(271,213)
Cash flows from (used in) investing activities	$(8,859)	$(3,723)	$(12,582)	$(3,619)	$(99,463)	$(103,082)

[1]	Comprised of multiple ocean going vessels controlled by Waterfront Shipping Company Limited through less than wholly-owned entities.

Disclosure of transactions between related parties
Remuneration received by non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2019	2018
Short-term employee benefits	$9,097	$6,829
Post-employment benefits	767	977
Other long-term employee benefits	50	52
Share-based compensation expense (recovery) [1]	127	(4,725)
Total	$10,041	$3,133
[1]  Balance includes realized and unrealized gains (losses) from share-based compensation awards granted.